COMMITMENTS AND CONTINGENCIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum rental payments required under the lease	Future minimum rental payments required under the lease are as follows:
2014	$11,651
2015	15,535
$27,186

2014	$46,207
2015 and thereafter	15,535
$61,742

Schedule of future minimum lease payments under mining leases	The future minimum lease payments under these mining leases are as follows:
2014	$10,000
2015	10,000
2016	20,000
2017	25,000
2018	25,000
Thereafter	117,500
$207,500

2014	$10,000
2015	10,000
2016	20,000
2017	25,000
2018	25,000
Thereafter	117,500
$207,500